UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Growth Fund

SEMIANNUAL REPORT

March 31, 2009

_____________________________________________________________________________________________

_____________________________________________________________________________________________

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………….

1

Schedule of Investments ………………………………………………………………………………

4

Statement of Assets and Liabilities…………………………………………………………………….

 6

Statement of Operations………………………………………………………………………………..

7

Statements of Changes in Net Assets…………………………………………………………………..

8

Notes to the Financial Statements………………………………………………………………………

9

Financial Highlights……………………………………………………………………………………

12

Fund Expense…………………………………………………………………………………………..

13

Security Holding By Industry Sector……………………………………………………………………

14

Trustees and Officers…………………………………………………………………………….…………

15

_____________________________________________________________________________________________

Upright Growth Fund

May 29, 2009

Dear Investor:

We would like to present you the Semi-Annual Report of the Upright Growth Fund for the period from October 1, 2008 to March, 31, 2009.  During this volatile cycle, exercising common sense to manage the investment portfolio is far more important than influenced by the information.  We witnessed the almost improbable distress in the stock market history.  The information and the historical lessons could not have predicted the global meltdown.

Market Review

The global financial crisis literally touched all industries.  The banking and financial sectors were devastated.  World class company such as General Electric, once owned the largest asset title, lost 90% of its market value.  Many banking companies shared the same fate.  Once the largest bank in the world, Citibank lost more than 95% market value with the stock price at $1.  Lehman Brothers, Bear Sterns, and Merrill Lynch all were rescued by acquisitions.  American Insurance Group cost the federal bailout more than $170 billions.

The world today is economically interwoven and dependent.  The commerce among countries, corporations, and individual businesses all are tightly connected.

The first five months of the reporting period was doom and gloom.  The Dow Jones Index was consistently falling.  When the experts predicted the market had reached the bottom, the pressure continued to push it lower.  Even the most popular presidential inauguration could not change the trend.

Portfolio Review

Finally, the market showed the first sign of turnaround on March 9, 2009.  It has inched upward since.  We are pleased to share the positive score in our portfolio as follows:

I. Mutual Fund Management

Time Period	S & P 500 Index	Upright Growth Fund
10/1/2008 to 3/9/2009	- 41.92%	- 50.84%
3/9/2009 to 3/31/2009	+ 17.93%	+ 31.74%

The past two months were a battle of conflict even for the financial experts.  One may have determined that the market hit the bottom and was anxious to start investing.  However, the non-stop negative news about corporate earnings and consumer confidence as well as the fear of Great Depression relentlessly stalled the investors.

We are proud to rise with the market rebound over the past two months.  We made several critical transactions in March which resulted strong growth.  We knew the market would turn around since Citibank and Bank of America announced their positive earnings in early March.

There is tremendous amount of cash on the sideline for future investment not only in the US but in the entire world.  What it takes now is investor confidence.  When a region breaks out of the recession, it will trigger the intricate global economic interdependence and move the market forward.

Major Holdings

Apple (APPL) – Apple is a consistent shining star in our portfolio.  The company experienced setback like other companies, however, is still strong for medium and long term investment.  Apple ranked number one for customer satisfaction among all consumer products in 2009.  It definitely was the primary contributor for our growth.

United HealthCare (UNH) – We continue to hold this stock but will determine the appropriate action in the near future.  The company restructured due to some business loss, however, is fundamentally solid.  Unfortunately it did not add value to our portfolio.

Coach (COH) – Coach has performed well for our portfolio.  The company aggressively expands their market to the emerging countries, thus is able to continue steady growth globally despite of the slowdown in the US market.  We added additional shares to the portfolio at the stock’s low point last October.  It proved to be an excellent strategy and buying decision.

Conclusion

We are confident about the economy based on the trend in the first quarter of 2009.  We deem the present an investment opportunity because many stocks are still near their low and the market is rising.  Our portfolio has a proven record of achieving 46% growth in 1999 and 50% in 2003.  We will continue our investment discipline to grow in stability.

We appreciate your trust and business in the past and look forward to a stronger portfolio performance in the near future.

Sincerely,

David Y. S. Chiueh, CFP

Portfolio Manager

-

2 –

Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended March 31, 2009

	1 -Year	3 -Year	5 - Year	Since Inception
Upright Growth Fund	-56.48%	-29.95%	-16.73%	-8.76%
S&P 500 Index	-38.09%	-13.06%	-4.76%	-0.03%
* Inception January 21, 1999

SCHEDULE OF INVESTMENTS

March 31, 2009

Common Stocks –

Bank –1.15%

Bank of America Corp *

6,000

40,920

Biotechnology –7.09%

Amgen, Inc. *

5,100

252,552

Computer –11.42%

Apple Computer, Inc. *

3,600

378,432

Dell Computer Corp. *

3,000

   28,440

    406,872

Consumer–0.27%
Avon Prods Inc. Com	500	9,615

Diversified Company –2.95%

General Electric Company

2,000

20,220

Manitowoc Company Inc

26,000

      85,020

    105,240

Electronics  - 9.88%

Au Optronics Corp

8,399               70,468

Corning Inc.

17,000             225,590

Garmin ltd.

1,000               21,210

Vishay Intertechnology

10,000               34,800

        352,068

Financial Service –1.70%

Advanta Corp

58,395

29,198

American Express Company

  500

        6,815

Citigroup Inc

6,000

      15,180

Prudential Financial Inc

  500

        9,150

    60,703

Food  –4.37%

Starbucks Corp

14,000

      155,540

Healthcare –8.11%

Unitedhealth Group Inc.

13,800             288,834

Industrial Service – 0.65%

Republic Services Inc

1350               23,153

Information Service – 0.64%

Moodys Corp

1000               22,920

See accompanying notes to financial statements.

Insurance – 2.46%

A FL A Inc

     500                  9,680

American Intl Group Inc

32,500                32,500

Metlife Inc

  2,000                 45,540

                                                                                                                                                                                              87,720

Internet  – 2.93%

Google Inc

300             104,418

Leisure—0.54% ;

Mgm Mirage

  8,300                 19,339

Medical –11.56%

Biovail Corp

9,000

        98,550

Humana Inc

1,000

        26,080

Medtronic Inc

    500

        14,735

Pfizer Inc

20,000

              272,400

    411,765

Oil - 1.89%

Chevron Corporation

1,000

         67,240

Retail –8.67%

Abercrombie & Fitch Cl A

  1,500                 35,700

Coach Inc.

13,500               225,450

Timberland Co.

  4,000                 47,760

        308,910

Semiconductor –10.79%

Himax Technologies

  35,000                 98,000

Silcon Motion Technology

  93,800               260,764

Taiwan Semiconductor

    2,869                 25,678

              384,442

Software and Services –5.07%

Oracle Corp. *

10,000

    180,700

Storage Technology –7.35%

EMC Corp. Mass *

3,000

34,200

Sandisk Corp. *

18,000

    227,700

   261,900

Telecommunication – 2.62%

Nokia Corp

8,000

    93,360

Transportation—1.14%

Dryships Inc

8,000

    40,720

Utility—0.64%

NRG

1,300

    22,880

Unit Trusts –0.67%

S P D R

300

    23,856

Total Common Stocks (Cost $7,638,705)

3,725,665

Cash & cash equivalent – (9.43%)

       (335,866)

Total Investments (Cost $7,476,303)

3,389,799

Other Assets Less Liability-                                                                                                                                         173,464

Total Net Assets   100.0%

$3,563,263

UPRIGHT GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES

For the Period Ended Mar 31, 2009 (UNAUDITED)

ASSETS:

Investment in securities, at value (

$7,476,603

)

$3,389,799

 Security sales receivable

279,506

Total Assets

3,669,305

LIABILITIES:

Investment adviser fees

3,931

Administrative fees

1,179

Custodian fees

1,714

Auditors and legal fees

5,861

Trustee fees

1,554

Registration fees

2,620

Insurance fees

1,036

Miscellaneous

1,270

Redemption payable

21

Security purchases payable

86,856

Other payable

0

Distribution fees

0

Total Liabilities

106,042

NET ASSETS:

3,563,263

NET ASSETS CONSIST OF:

Paid in capital

8,590,511

Accumulated undistributed

Net investment income (loss)

(544,410)

Net realized gain (loss)

(396,034)

Net unrealized appreciation(depreciation)

(4,086,804)

Total Net Assets

$3,563,263

Shares outstanding

(Unlimited number of shares authorized)

922,665

Net Asset Value and Redemption Price Per Share

$3.86

Maximum offering price per share, 100/97

$3.86

$3.98

See accompanying notes to financial statements.

UPRIGHT GROWTH FUND

STATEMENTS OF OPERATION

From Sep 30, 2008 to Mar 31, 2009 (UNADITED)

INVESTMENT INCOME:

Dividends

$37,748

Interest

2,828

Total Income

40,576

EXPENSES:

Investment adviser fees

27,660

Administrative fees

8,298

Custodian fees

4,137

Auditors and legal fees

4,498

Trustee fees

182

Blue sky fees

364

Insurance fees

728

Miscellaneous

4,148

Total expenses before reductions

50,015

 Net Expense (after reimbursement)

50,015

NET INVESTMENT INCOME (LOSS)

(9,439)

REALIZED AND UNREALIZED LOSS ON

Net realized gain (loss) on:

Investment securities

(328,244)

Foreign currency transactions

0

Futures contracts

0

(328,244)

Change in net unrealized appreciation (depreciation)

Investment securities

(1,541,604)

Net gain (loss)

(1,869,848)

NET INCREASE (DECREASE) IN NET ASSETS

FROM OPERATION

$(1,879,287)

See accompanying notes to financial statements.

UPRIGHT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended  Mar  31,  2009   and   Sep  30,  2008

Unaudited

Six months Ended

Year Ended

Mar  31,  2009

Sep  30,  2008

INCREASE (DECREASE) IN NET

OPERATIONS:

Net investment income (loss)

($9,439)

($32,955)

Net realized gain (loss)

(328,244)

(42,588)

Change in net unrealized appreciation (depreciation)

(1,541,604)

(4,124,286)

Net increase (decrease) in net assets from

(1,879,287)

(4,199,829)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

0

0

From net realized gain

0

0

Total distributions

0

0

CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares

313,874

958,098

Reinvestment of distributions

0

0

Shares redeemed

(140,659)

(176,688)

Net increase (decrease) in net assets from

173,215

781,410

TOTAL INCREASE (DECREASE) IN NET

($1,706,072)

$(3,418,419)

NET ASSETS:

Beginning of period

$5,269,336

$8,687,755

End of period

$3,563,263

$5,269,336

TRANSACTIONS IN

Shares Sold

73,705

116,726

Shares reinvested

0

0

Shares redeemed

32,660

(22,269)

Net increase (decrease) in shares outstanding

41,045

94,457

See Notes to the Financial Statements

                                                                                 -  8    -

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009

 1. ORGANIZATION

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management investment company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

a)

Investment Valuation

 Listed Secutities - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.

Unlisted Securities – Unlisted equity securities for which market quotations are readily available and  securities which will mature in more than or exactly 60 days are valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days are valued at the amortized cost, which approximates market value.  All price valuations are made open to clients upon request, and are determined by the  Upright Investment Trust in accordance with procedures   advised  by the Board of Directors.  Upright and the Board of Directors will take the recommendation of an independent pricing service for verification of fair value pricing of all unlisted and unquoted securities.

a.

Fair Value Pricing – The designated independent pricing service, which may be the Valuations Group, which specializes in non-marketable securities, will valuate each unlisted security’s fair value based upon the guidelines established by IRS Revenue Ruling 59-8-.  These determining guidelines include the nature of the business and the history of the enterprise, the economic outlook in general and the condition and outlook of the specific industry in particular, the book value of the stock and the financial condition of the business, the earning capacity of the company, the dividend paying capacity of the company, whether or not the enterprise has goodwill or other intangible value, the sales of the stock and the size of the block to be valued, and the market price of stocks of corporations engaged in the same or a similar line of business having their stocks traded in a free and open market, either on an exchange or over –the-counter.

b.

Effects of fair value pricing - The use of fair value pricing has the effect of valuing a security based on the price a Fund might reasonably expect to receive if it sold that security, but does not guarantee that the security can be sold at the fair value price.  The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities.  Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

b)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Tax basis components of distributable earnings -  There is no undistributed ordinary income.  The fund has no undistributed long-term capital gains.  The Fund has capital loss carry forwards - totaling $396,034, which expire March 31, 2017.

As of March 31, 2009 the gross unrealized appreciation for all securities totaled $70,650 and the gross unrealized depreciation for all securities totaled (-$4,153,615) a net unrealized depreciation of (-$4,082,965) for tax purposes.

c)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the ex-dividend date.  No distributions were made during 2007 or 2008.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)     Other - Investment and shareholder transactions are recorded on the trade date.  Gains and losses on securities transactions are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.   The Fund did not enter any repurchase agreements during 2007 or 2008.

f)   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at March 31, 2009.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  Securities were purchased totaling $162,402 on margin at March 31, 2009. During this period, the fund paid margin interests of $5,908.

3. INVESTMENT TRANSACTIONS

 The aggregate amounts of security transactions during the year ended March 31, 2009 (excluding repurchase agreements and short-term securities), were as follows:

                                        Other than

                                        U.S. Govt.            U.S. Govt.

                                        Securities             Securities

Purchases

                      $ 1,165,648                   -

Proceeds from sales         (363,027)                  -

As of March 31, 2009, the gross unrealized appreciation for all securities totaled $70,650 and the gross unrealized depreciation for all securities totaled (-$4,153,615) for a net unrealized depreciation of (-$4,082,965) for tax purposes. The aggregate cost of securities at March 31, 2009 was $7,476,603.  During the year ended March 31, 2009, the Fund paid no dividends nor did it have distributable earnings.

NOTES TO FINANCIAL STATEMENTS

(CONTINUED)

March 31, 2009

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory

Agreement with the Fund, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $3,971 of adviser fees through March 31, 2009.  During the year ended March 31, 2009 the fund paid $27,660 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the“Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee calculated at an annual rate of 0.45% of its daily net assets.  The Fund has accrued $1,179 of administrative fees through March 31, 2009. During the year ended March 31, 2009, the Fund paid $8,298 in administrative fees.

Mutual Shareholder Services serves as transfer agent and US Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

For the year ended         For the year ended

March  31, 2009       September 30, 2008

Shares sold

                         73,705    $313,874        116,726

$ 958,098

Shares redeemed

        (32,660) (140,659)         (22,269)    (176,688)

Net capital share

Transactions              41,045   $ 173,215          94,457      $ 781,410

6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2007, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48").  FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2007. Management has concluded that adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 159, the Fair Value Option for Financial Assets and Financial Liabilities.  SFAS 159 allows entities to measure at fair value many financial instruments and certain other assets and liabilities that are not otherwise required to be measured at fair value.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  The Fund has not yet determined what impact, if any, adoption will have on the financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  This standard establishes a single authoritative definition of fair value, sets up a framework for measuring fair value and expands disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  Management is currently evaluating the impact that the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Upright Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

                                                                                                                              Year ended September 30,

                                                                         Six Months Ended

                                                                             March 31, 2009           2008              2007              2006             2005

PER SHARE DATA

Net asset value, beginning of period                      $5.98

  $11.04              $10.44          $10.07           $8.86

Investment operations:

   Net  Investment loss                                               (0.01)                  (0.04)

                 (0.06)

           (0.13)

            (0.15)

Net realized and unrealized gain (loss)

      on investment                                                      (2.11)                   (5.02)              (0.06)               0.50             1.36

Total from investment operations             (2.12)                  (5.06)              (0.12)               0.37             1.21

Less distributions:                                                        _                          _                     _                    _                   _

From net investment income

______

         ______            ______          _____

Net asset value, end of year                                     $3.86                      $5.98               $10.32           $10.44           $10.07

TOTAL RETURN                                                   $(35.38%)             (45.83)%          (1.15)%          3.67%          13.64%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in thousands)              $3,563                 $5,269               $7,988           $8,391           $7,478

Ratio of net expenses to average net assets           2.74%                 2.38%              2.23%             2.28%            2.21%

    Ratio of net investment income (loss) to

       average net assets                                             (0.52)%                (0.45)%           (1.32)%          (1.65)%         (2.20)%

Ratio of net expenses to average net assets-

   without fee waiver                                              2.74%                 2.38%              2.23%            2.21%             2.28%

   Ratio of net investment income to average

        net assets - without fee waiver                         (0.52)%                (0.45)%           (1.32)%         (1.65)%          (2.20)%

Portfolio turnover rate                                           9.75%                31.74%             13.99%         30.87%           55.49%

Note: The fund used average share method to calculate selected data for a share outstanding throughout each year

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expensed Paid During Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2008	March 31, 2009	October 1, 2008 to March 31, 2009

Actual	$1,000.00	$646.57	$11.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.30	$13.78

* Expenses are equal to each Fund's annualized expense ratio of 2.74%, multiplied by the average account value over the period, Multiplied by 182/365 (to reflect the one-half year period).

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

March 31, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is  officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Wellman Wu Kam Man Food Inc. 511 Old Post Road Edison, NJ 08817 Year of Birth: 1942	Trustee since 1998

President of Kam Man Food Corp. in New Jersey since 1996 and Vice-president of Kam Man Food Inc in New York since 1972. He also served as President of Kam Kuo Food Corp. in New York since 1992. The Kam Man Group is one of biggest supermarket of Chinese food in east coast.

None
Carol Jou 63 Mcclellan Ave Livingston, NJ 07039 Year of Birth: 1964	Trustee since December 2005	IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2005 to present); IT application systems Engineer, Novartis Pharmaceutial Corporation (2001 to 2005)	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 9, 2009

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date:  June 9, 2009

* Print the name and title of each signing officer under his or her signature.